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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MetLife Advisers, LLC
Address: 501 Boylston Street
         Boston, MA 02116

13F File Number: 028-05167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Harney
Title: Assistant Vice President
Phone: 617-578-2410

Signature, Place, and Date of Signing:

/s/ Scott Harney

Scott Harney   Boston, Massachusetts   November 7, 2008


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name                                        13F File Number
                                            ---------------
Legg Mason, Inc.                                  028-01700
Loomis Sayles & Company, L.P.                     028-00398
Davis Selected Advisers, LP                       028-04121
Massachusetts Financial Services Company          028-04968
Harris Associates L.P.                            028-02013
Franklin Resources, Inc.                          028-00734
T. Rowe Price Associates, Inc.                    028-00115
Neuberger Berman, LLC                             028-00454
Metropolitan Life Insurance Company               028-00491
Jennison Associates LLC                           028-00074
Capital Guardian Trust Company                    028-00096
FMR Corp.                                         028-00451
BlackRock Advisors, LLC                           028-04295
OppenheimerFunds, Inc.                            028-00203
Julius Baer Investment Management LLC             028-11384